Annual Total Returns - AZL DFA Five-Year Global Fixed Income Fund [BarChart] - AZL DFA Five-Year Global Fixed Income Fund - AZL DFA Five-Year Global Fixed Income Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	1.28%
Annual Return 2017	1.57%
Annual Return 2018	1.17%
Annual Return 2019	3.50%
Annual Return 2020	0.57%